Condensed Statements of Operations - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Operating expenses:
Research and development	$ 1,595	$ 802	$ 1,147		$ 521
General, administrative and other	4,814	2,361	3,320		1,057
Total operating expenses	6,409	3,163	4,467		1,578
Loss from operations	(6,409)	(3,163)	(4,467)		(1,578)
Other income/(loss)	(213)
Interest expense	(146)	(434)	(654)		(4)
Net loss	(6,768)	(3,597)	$ (5,121)		$ (1,582)
Deemed dividend	(2,573)
Net loss attributable to common stockholders	$ (9,341)	$ (3,597)
Net loss per share, basic	$ (0.33)	$ (0.13)	$ (0.18)	[1]
Net loss per share, diluted	$ (0.33)	$ (0.13)	$ (0.18)	[1]
Weighted-average shares outstanding, basic	28,230,842	28,230,842	28,230,842
Weighted-average shares outstanding, diluted	28,230,842	28,230,842	28,230,842

[1]	The Company had no shares of its common stock issued and outstanding during the year ended December 31, 2021.